BUSINESS AND SEGMENT REPORTING (Reportable Segments Information) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Shipping revenues	$ 69,426	$ 59,968	$ 71,957	$ 88,750	$ 85,810	$ 80,771	$ 103,062	$ 128,676	$ 290,101	$ 398,319	$ 497,634
Time charter equivalent revenues									274,995	385,045	475,790
Depreciation and amortization									78,853	79,885	81,653
Loss/(gain) on disposal of vessels and other property, including impairments	81,449	$ 5,406			29,734	$ 49,640		$ (171)	86,855	79,203	(4,459)
Income/(loss) from vessel operations									13,207	125,805	213,410
Equity in income of affiliated companies									48,966	16,849	45,559
Investments in and advances to affiliated companies	378,894				358,681				378,894	358,681	344,891
Adjusted total assets	1,589,644				1,565,678				1,589,644	1,565,678	1,697,054
Total assets	1,664,484				1,662,521				1,664,484	1,662,521
Expenditures for vessels									173,535	1,988	964
Payments for drydockings									21,396	9,258	20,728
International Crude Tankers Segment [Member]
Segment Reporting Information [Line Items]
Shipping revenues									192,426	271,764	324,703
Time charter equivalent revenues									178,812	258,171	304,182
Depreciation and amortization									56,302	52,395	51,347
Loss/(gain) on disposal of vessels and other property, including impairments									85,625	7,585	31
Income/(loss) from vessel operations									21,623	111,768	157,840
Equity in income of affiliated companies									34,577	5,584	34,371
Investments in and advances to affiliated companies	260,884				266,470				260,884	266,470	276,839
Adjusted total assets	1,104,714				1,066,184				1,104,714	1,066,184	1,148,361
Expenditures for vessels									172,164	691	91
Payments for drydockings									17,606	7,636	13,842
International Product Carriers Segment [Member]
Segment Reporting Information [Line Items]
Shipping revenues									97,675	126,555	172,931
Time charter equivalent revenues									96,183	126,314	171,608
Depreciation and amortization									22,418	26,696	28,763
Loss/(gain) on disposal of vessels and other property, including impairments									1,230	71,456	(3,231)
Income/(loss) from vessel operations									(8,385)	13,327	56,746
Investments in and advances to affiliated companies	15,612				15,296				15,612	15,296	13,793
Adjusted total assets	382,905				422,579				382,905	422,579	505,353
Expenditures for vessels									1,371	1,297	873
Payments for drydockings									3,790	1,622	6,886
Other Segments [Member]
Segment Reporting Information [Line Items]
Time charter equivalent revenues										560
Depreciation and amortization									133	794	1,543
Loss/(gain) on disposal of vessels and other property, including impairments										162	(1,259)
Income/(loss) from vessel operations									(31)	710	(1,176)
Equity in income of affiliated companies									14,389	11,265	11,188
Investments in and advances to affiliated companies	102,398				76,915				102,398	76,915	54,259
Adjusted total assets	$ 102,025				$ 76,915				$ 102,025	$ 76,915	$ 43,340